Related Party Transactions and Balances (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Feb. 29, 2020	Oct. 31, 2018	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Compensation expenses									$ 38,080
Principal amounts			$ 241,067		$ 241,067	$ 241,067	$ 241,067		$ 241,067			$ 241,067	$ 241,067	$ 241,067
Interest rate					12.00%	12.00%			12.00%			12.00%
Conversion price			$ 0.8		$ 0.8	$ 0.8	$ 0.8		$ 0.8			$ 0.8	$ 0.8	$ 0.8
Capital contribution									$ 33,009
Proceeds from shareholder advance									95,600	19,443		$ 19,443
Due to related party			$ 95,600				$ 95,600		95,600			19,443
Accrued officer compensation									33,000					$ 15,000
QDM Holdings Limited [Member]
Due to related party			182,243	$ 24,628	$ 71,904		182,243		182,243		$ 24,628		$ 71,904
President [Member]
Stock issued for services, shares		1,000,000
Chief Executive Officer [Member]
Extinguished debt		$ 53,703
Accrued officer compensation		$ 20,000
Tim Shannon
Shares issued	710,000
Accrued compensation expenses	$ 33,000
Compensation expenses	$ 38,080
Proceeds from shareholder advance				19,443
Capital contribution			14,747						33,009
Huihe Zheng [Member]
Proceeds from shareholder advance			28,376						95,600
Due to related party			95,600				95,600		95,600
Huihe Zheng [Member] | QDM Holdings Limited [Member]
Due to related party			144,043				144,043		144,043
Working capital							115,000
YeeTah Financial Group [Member] | QDM Holdings Limited [Member]
Due to related party			$ 38,200	$ 24,628	$ 57,425		38,200		$ 38,200		24,628		57,425
Related Party cost							0	$ 71,538			107,308		107,692
Commission expenses							64,746	108,185
Customer referral services											$ 190,496		$ 402,041
QDM International [Member] | QDM Holdings Limited [Member]
Working capital							$ 10,009	$ 0